Concentration of Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration of Risks (Details) [Line Items]
Total cash and cash equivalents and restricted cash of continuing operations (in Dollars)	$ 7,925	$ 3,081	$ 6,012
Aggregate amount of cash and cash equivalents and restricted cash (in Dollars)	1,499	295
Financial institutions deposit (in Dollars)	$ 6,425	$ 2,786
Concentration risk percentage	25.14%
Economic risk, description	Although the PRC government has been pursuing economic reform policies for more than 40 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions.
Net Revenues [Member]
Concentration of Risks (Details) [Line Items]
Concentration risk percentage	87.80%	88.20%	87.20%
Net Revenues [Member] | Product Concentration and Geography Concentration Risks [Member]
Concentration of Risks (Details) [Line Items]
Concentration risk percentage	37.60%	41.80%
Accounts Receivable [Member]
Concentration of Risks (Details) [Line Items]
Concentration risk percentage	77.00%	44.00%
Five Suppliers [Member]
Concentration of Risks (Details) [Line Items]
Concentration risk percentage	75.70%	88.10%